Document And Entity Information	Mar. 02, 2022
Document Information [Line Items]
Entity, Registrant Name	WRAP TECHNOLOGIES, INC.
Document, Type	8-K
Document, Period End Date	Mar. 02, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-55838
Entity, Tax Identification Number	98-0551945
Entity, Address, Address Line One	1817 W 4th Street
Entity, Address, City or Town	Tempe
Entity, Address, State or Province	AZ
Entity, Address, Postal Zip Code	85281
City Area Code	800
Local Phone Number	583-2652
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	WRAP
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001702924